Intangible Assets (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Less: accumulated amortization	$ (539,187)	$ (192,235)
Net intangible assets	2,030,291	9,758
Mobile applications / Software [Member]
Gross intangible assets	$ 2,569,478	$ 201,993